Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

May 31, 2019

LTB-QTLY-0719
1.804849.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	$5,088,000	$5,075,124
2.8% 2/17/21	4,000,000	4,008,675
3.6% 2/17/23	13,959,000	14,318,347
CenturyLink, Inc. 6.15% 9/15/19	592,000	593,480
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,013,203
3.125% 3/16/22	2,000,000	2,034,316
5.15% 9/15/23	6,340,000	7,006,596
		37,049,741
Entertainment - 0.4%
The Walt Disney Co. 4.5% 2/15/21 (a)	10,000,000	10,343,701
Media - 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,000,000	5,037,067
4.464% 7/23/22	16,000,000	16,586,830
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,783,281
3.45% 10/1/21	5,500,000	5,617,073
3.7% 4/15/24	4,500,000	4,697,525
3.95% 10/15/25	2,610,000	2,764,160
Discovery Communications LLC 2.95% 3/20/23	7,000,000	7,000,516
		56,486,452

TOTAL COMMUNICATION SERVICES		103,879,894

CONSUMER DISCRETIONARY - 5.5%
Automobiles - 3.7%
American Honda Finance Corp.:
1.7% 9/9/21	3,613,000	3,564,990
2.65% 2/12/21	5,000,000	5,022,071
BMW U.S. Capital LLC:
2.7% 4/6/22 (a)	5,799,000	5,817,160
3.45% 4/12/23 (a)	7,000,000	7,159,317
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	3,020,000	3,010,159
2.3% 1/6/20 (a)	5,000,000	4,990,049
2.3% 2/12/21 (a)	5,500,000	5,457,669
2.45% 5/18/20 (a)	6,415,000	6,397,145
2.85% 1/6/22 (a)	3,175,000	3,174,990
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,991,561
2.65% 4/13/20	7,684,000	7,677,644
3.15% 1/15/20	5,000,000	5,007,750
3.2% 7/13/20	5,000,000	5,014,624
3.25% 1/5/23	5,000,000	4,948,882
3.55% 4/9/21	3,143,000	3,169,463
4.15% 6/19/23	5,231,000	5,285,269
4.2% 3/1/21	3,000,000	3,048,507
Volkswagen Group of America Finance LLC:
2.4% 5/22/20 (a)	4,458,000	4,441,601
4% 11/12/21 (a)	5,000,000	5,131,801
		93,310,652
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,248,835
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	4,980,690
2.625% 1/15/22	3,229,000	3,240,765
2.75% 12/9/20	5,345,000	5,372,963
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,446,670
		16,041,088
Household Durables - 0.5%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,724,887
4% 2/15/20	3,000,000	3,022,817
Lennar Corp. 2.95% 11/29/20	5,800,000	5,756,500
		12,504,204
Media - 0.1%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,998,637
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,175,934
Specialty Retail - 0.1%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,292,771

TOTAL CONSUMER DISCRETIONARY		138,572,121

CONSUMER STAPLES - 4.4%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	8,261,000	8,406,951
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,517,201
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.218% 11/15/21 (b)(c)	5,630,000	5,630,901
		18,555,053
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,977,818
Kroger Co. 3.3% 1/15/21	5,000,000	5,051,858
		15,029,676
Food Products - 0.7%
Conagra Brands, Inc. 3.8% 10/22/21	6,050,000	6,187,093
General Mills, Inc.:
2.2% 10/21/19	2,000,000	1,995,989
3.2% 4/16/21	944,000	954,504
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,961,747
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,998,058
		18,097,391
Tobacco - 2.3%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	4,993,192
3.49% 2/14/22	1,879,000	1,913,076
3.8% 2/14/24	2,268,000	2,330,770
4.75% 5/5/21	4,975,000	5,163,779
BAT Capital Corp. 2.764% 8/15/22	10,000,000	9,917,417
BAT International Finance PLC 2.75% 6/15/20 (a)	8,160,000	8,157,518
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,750,000	6,756,677
3.5% 2/11/23 (a)	2,400,000	2,425,994
Philip Morris International, Inc.:
1.875% 2/25/21	6,954,000	6,881,094
2.625% 2/18/22	1,793,000	1,799,284
2.875% 5/1/24	4,910,000	4,931,549
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,167,677
4% 6/12/22	1,077,000	1,107,834
		57,545,861

TOTAL CONSUMER STAPLES		109,227,981

ENERGY - 6.8%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	791,083
Schlumberger Holdings Corp. 3% 12/21/20 (a)	5,000,000	5,026,447
		5,817,530
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp. 4.85% 3/15/21	6,035,000	6,233,784
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	8,044,655
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,163,737
3.8% 9/15/23	2,000,000	2,036,711
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,446,308
DCP Midstream LLC 5.35% 3/15/20(a)	6,738,000	6,813,803
Devon Energy Corp. 3.25% 5/15/22	12,973,000	13,135,220
Encana Corp. 3.9% 11/15/21	4,500,000	4,599,446
Energy Transfer Partners LP:
3.6% 2/1/23	2,824,000	2,854,690
4.2% 9/15/23	1,441,000	1,489,718
4.5% 4/15/24	570,000	596,021
Enterprise Products Operating LP:
2.55% 10/15/19	5,678,000	5,671,693
2.8% 2/15/21	2,038,000	2,042,816
2.85% 4/15/21	1,590,000	1,596,958
EQT Corp. 2.5% 10/1/20	2,497,000	2,484,023
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,738,000	2,788,591
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,288,924
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,935,420
MPLX LP:
3.375% 3/15/23	6,618,000	6,689,327
4.5% 7/15/23	856,000	898,278
Petrobras Global Finance BV 5.299% 1/27/25	7,000,000	7,267,050
Petroleos Mexicanos:
3.5% 1/30/23	4,535,000	4,360,856
4.875% 1/24/22	6,500,000	6,590,350
6.375% 2/4/21	2,000,000	2,078,990
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,879,843
3.65% 6/1/22	4,768,000	4,843,248
5.75% 1/15/20	962,000	978,096
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,072,994
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,594,879
2.5% 8/1/22	5,142,000	5,103,486
Western Gas Partners LP 5.375% 6/1/21	10,371,000	10,687,401
Williams Partners LP 3.6% 3/15/22	12,000,000	12,204,867
		164,472,183

TOTAL ENERGY		170,289,713

FINANCIALS - 30.0%
Banks - 14.8%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,000,000	5,074,305
Bank of America Corp.:
2.369% 7/21/21 (b)	5,000,000	4,984,641
2.625% 4/19/21	13,000,000	13,035,535
3.004% 12/20/23 (b)	6,462,000	6,501,450
3.124% 1/20/23 (b)	10,000,000	10,064,152
4.2% 8/26/24	15,750,000	16,496,031
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,011,573
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,487,665
Barclays PLC:
2.75% 11/8/19	5,331,000	5,323,441
2.875% 6/8/20	3,000,000	2,997,390
3.2% 8/10/21	5,045,000	5,038,280
3.25% 1/12/21	2,046,000	2,049,564
3.932% 5/7/25 (b)	4,000,000	3,976,853
BNP Paribas 2.375% 5/21/20	3,000,000	2,993,733
BPCE SA:
2.75% 12/2/21	2,000,000	2,004,400
4% 9/12/23 (a)	5,000,000	5,144,795
Capital One NA 2.4% 9/5/19	2,000,000	1,998,572
CIT Group, Inc. 4.75% 2/16/24	5,000,000	5,141,185
Citigroup, Inc.:
2.35% 8/2/21	10,000,000	9,946,803
2.4% 2/18/20	4,000,000	3,994,636
2.45% 1/10/20	3,000,000	2,996,791
2.65% 10/26/20	3,000,000	3,005,857
2.7% 3/30/21	5,000,000	5,004,578
2.7% 10/27/22	5,000,000	4,986,856
2.75% 4/25/22	4,010,000	4,012,246
4.4% 6/10/25	2,604,000	2,727,255
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,522,348
2.55% 5/13/21	6,501,000	6,481,210
2.65% 5/26/22	3,000,000	2,999,904
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	413,856
Compass Bank 3.5% 6/11/21	3,000,000	3,040,061
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,016,112
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,060,021
Credit Suisse New York Branch 3% 10/29/21	1,500,000	1,510,602
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,021,943
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,212,511
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,034,285
HSBC Holdings PLC:
2.95% 5/25/21	626,000	628,686
3.262% 3/13/23 (b)	3,374,000	3,400,697
3.803% 3/11/25 (b)	5,000,000	5,102,485
3.95% 5/18/24 (b)	3,000,000	3,091,602
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,996,580
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,963,763
3.15% 3/14/21	3,000,000	3,027,428
7% 12/15/20	180,000	191,512
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,440,963
ING Groep NV 3.15% 3/29/22	5,250,000	5,316,011
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,641,205
JPMorgan Chase & Co.:
2.55% 10/29/20	7,500,000	7,504,177
2.75% 6/23/20	7,000,000	7,012,018
3.207% 4/1/23 (b)	8,000,000	8,092,045
3.514% 6/18/22 (b)	8,000,000	8,128,743
3.559% 4/23/24 (b)	14,000,000	14,362,413
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	6,000,000	5,894,354
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,953,545
2.95% 3/1/21	2,300,000	2,314,931
2.998% 2/22/22	2,619,000	2,644,876
3.218% 3/7/22	5,000,000	5,084,440
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,976,204
2.632% 4/12/21 (a)	5,180,000	5,181,997
2.953% 2/28/22	6,000,000	6,042,446
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	5,031,316
3.2% 2/8/21	4,000,000	4,029,885
3.8% 8/14/23	1,805,000	1,874,279
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	7,045,327
4.519% 6/25/24 (b)	5,962,000	6,113,920
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,543,594
4.45% 12/3/21	4,500,000	4,651,021
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,464,176
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,841,901
Synchrony Bank 3% 6/15/22	2,328,000	2,326,077
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,079,563
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	3,979,197
Wells Fargo & Co.:
2.6% 7/22/20	8,000,000	8,008,138
3.75% 1/24/24	5,000,000	5,192,190
Westpac Banking Corp. 2.8% 1/11/22	5,000,000	5,035,664
Zions Bancorp NA 3.35% 3/4/22	1,971,000	1,998,030
		372,518,839
Capital Markets - 5.6%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	15,176,894
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,900,631
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,140,397
3.3% 11/16/22	5,000,000	4,860,425
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	10,030,169
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,097,000	12,083,959
2.905% 7/24/23 (b)	12,000,000	12,016,312
3% 4/26/22	8,000,000	8,025,445
3.2% 2/23/23	5,500,000	5,562,192
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,653,844
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,994,520
Moody's Corp.:
2.625% 1/15/23	5,950,000	5,920,862
2.75% 12/15/21	1,683,000	1,690,822
3.25% 6/7/21	2,577,000	2,613,439
Morgan Stanley:
2.5% 4/21/21	6,200,000	6,179,780
2.625% 11/17/21	5,350,000	5,321,416
2.65% 1/27/20	11,000,000	10,998,925
3.737% 4/24/24 (b)	5,000,000	5,152,568
4.875% 11/1/22	7,000,000	7,448,130
5.5% 1/26/20	2,000,000	2,035,806
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,967,680
		140,774,216
Consumer Finance - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,980,492
3.5% 5/26/22	915,000	920,338
4.125% 7/3/23	1,826,000	1,881,609
4.45% 12/16/21	1,327,000	1,368,454
4.875% 1/16/24	1,481,000	1,565,404
Ally Financial, Inc. 4.25% 4/15/21	2,920,000	2,939,622
American Express Co. 2.75% 5/20/22	6,190,000	6,213,919
American Express Credit Corp.:
2.2% 3/3/20	5,000,000	4,991,357
2.25% 5/5/21	4,000,000	3,977,390
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.2528% 7/30/21 (a)(b)(c)	4,379,000	4,368,009
3 month U.S. LIBOR + 0.950% 3.5761% 6/1/21 (a)(b)(c)	4,740,000	4,754,756
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,118,391
3.9% 1/29/24	3,000,000	3,114,623
Discover Financial Services 5.2% 4/27/22	3,239,000	3,447,580
Ford Motor Credit Co. LLC:
2.343% 11/2/20	5,500,000	5,433,446
2.425% 6/12/20	3,000,000	2,978,291
2.597% 11/4/19	7,000,000	6,993,220
2.681% 1/9/20	4,063,000	4,056,570
3.157% 8/4/20	6,250,000	6,243,122
3.336% 3/18/21	4,500,000	4,480,542
3.339% 3/28/22	2,246,000	2,229,590
4.14% 2/15/23	5,000,000	4,987,226
Hyundai Capital America:
2% 7/1/19 (a)	3,000,000	2,998,205
2.6% 3/19/20 (a)	2,000,000	1,992,160
Synchrony Financial:
2.7% 2/3/20	2,500,000	2,498,815
3% 8/15/19	3,010,000	3,010,286
4.375% 3/19/24	4,922,000	5,060,014
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,524,906
		115,128,337
Diversified Financial Services - 1.1%
AIG Global Funding 3.35% 6/25/21 (a)	5,000,000	5,065,399
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	719,000	719,712
3.95% 7/1/24 (a)	955,000	948,649
AXA Equitable Holdings, Inc. 3.9% 4/20/23	467,000	483,842
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,679,985
GE Capital International Funding Co. 2.342% 11/15/20	11,830,000	11,712,639
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,568,382
		28,178,608
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,172,345
American International Group, Inc.:
3.3% 3/1/21	4,987,000	5,036,126
4.2% 4/1/28	4,000,000	4,149,246
4.875% 6/1/22	1,484,000	1,574,936
Aon Corp. 5% 9/30/20	2,178,000	2,247,566
Aon PLC 2.8% 3/15/21	7,000,000	7,029,222
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,706,013
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,386,462
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,991,890
2.75% 1/30/22	4,993,000	5,006,936
3.3% 3/14/23	1,731,000	1,764,675
3.875% 3/15/24	2,123,000	2,222,294
MassMutual Global Funding II 2.5% 4/13/22 (a)	5,440,000	5,443,380
Metropolitan Life Global Funding I:
2% 4/14/20 (a)	3,000,000	2,986,994
2.65% 4/8/22 (a)	5,000,000	5,020,756
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	4,100,297
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,264,394
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,659,905
Unum Group 5.625% 9/15/20	4,065,000	4,220,895
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,280,173
		97,264,505

TOTAL FINANCIALS		753,864,505

HEALTH CARE - 7.4%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	5,952,000	5,942,933
Amgen, Inc. 2.125% 5/1/20	1,618,000	1,610,512
Celgene Corp. 2.875% 8/15/20	3,000,000	3,015,347
		10,568,792
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	6,630,000	6,694,941
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	4,856,000	4,857,298
2.894% 6/6/22	3,544,000	3,559,590
Boston Scientific Corp. 3.45% 3/1/24	1,869,000	1,913,015
Danaher Corp. 2.4% 9/15/20	619,000	618,439
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.3753% 3/19/21 (b)(c)	3,916,000	3,910,710
		21,553,993
Health Care Providers & Services - 2.5%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,739,223
Cigna Corp.:
3.4% 9/17/21 (a)	6,363,000	6,452,368
3.75% 7/15/23 (a)	2,076,000	2,130,292
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,497,930
3.35% 3/9/21	11,911,000	12,031,149
3.7% 3/9/23	16,542,000	16,907,851
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	3,082,000	3,145,976
4.272% 8/28/23 (a)	552,000	579,489
Express Scripts Holding Co.:
2.6% 11/30/20	1,233,000	1,229,843
4.75% 11/15/21	2,190,000	2,295,814
Humana, Inc. 2.5% 12/15/20	3,630,000	3,616,143
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	2,986,268
2.7% 7/15/20	1,361,000	1,364,175
2.875% 12/15/21	2,000,000	2,019,972
3.35% 7/15/22	3,000,000	3,074,363
		63,070,856
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	6,566,000	6,478,904
3% 4/15/23	5,000,000	5,058,926
		11,537,830
Pharmaceuticals - 3.1%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,450,973
3.45% 3/15/22	5,000,000	5,028,716
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (a)	3,000,000	2,997,139
3.5% 6/25/21 (a)	7,000,000	7,059,143
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	4,893,000	4,927,613
2.9% 7/26/24 (a)	6,000,000	6,078,511
3.2% 6/15/26 (a)	5,000,000	5,126,788
Mylan NV:
2.5% 6/7/19	5,404,000	5,403,641
3.15% 6/15/21	2,306,000	2,294,450
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,910,471
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,361,274
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,985,211
2.4% 9/23/21	7,000,000	6,937,196
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,133,000	2,126,921
2.2% 7/21/21	10,726,000	9,896,880
Zoetis, Inc. 3.45% 11/13/20	493,000	498,785
		78,083,712

TOTAL HEALTH CARE		184,815,183

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,623,609
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,364,723
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,145,894
United Technologies Corp. 3.35% 8/16/21	1,393,000	1,417,545
		11,551,771
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,498,044
3.4% 4/19/21	3,790,000	3,827,290
		9,325,334
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	5,082,000	5,148,397
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	106,000	105,951
2.35% 6/15/21	1,547,000	1,538,298
		1,644,249
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,887,753
3% 12/15/20	5,100,000	5,128,849
3.65% 9/15/23	3,078,000	3,171,444
		12,188,046
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	262,695
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,116,674
		6,379,369
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,109,176
2.625% 7/1/22	5,000,000	4,951,599
3.375% 6/1/21	8,097,000	8,173,793
3.75% 2/1/22	1,228,000	1,252,627
4.25% 2/1/24	2,597,000	2,697,966
4.75% 3/1/20	605,000	613,397
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,731,711
		25,530,269

TOTAL INDUSTRIALS		71,767,435

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 1.0%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,984,693
3.2% 4/1/24	896,000	912,462
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,200,000	9,428,089
5.45% 6/15/23 (a)	5,591,000	5,943,732
Tyco Electronics Group SA 2.35% 8/1/19	3,000,000	2,997,883
		24,266,859
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	7,000,000	7,052,185
The Western Union Co. 4.25% 6/9/23	5,000,000	5,233,200
		12,285,385
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,757,108
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	4,937,054

TOTAL INFORMATION TECHNOLOGY		45,246,406

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,164,032
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,076,466
		10,240,498
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	198,875
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,281,922
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,033,412
DDR Corp.:
4.25% 2/1/26	1,865,000	1,910,098
4.625% 7/15/22	2,440,000	2,531,287
ERP Operating LP 3.375% 6/1/25	3,000,000	3,099,080
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,993,953
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,002,480
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,174,068
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,560,774
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	6,070,358
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,042,052
2.75% 6/1/23	4,610,000	4,641,343
Ventas Realty LP:
3.125% 6/15/23	591,000	599,692
3.5% 4/15/24	2,140,000	2,198,548
Welltower, Inc.:
3.625% 3/15/24	1,573,000	1,602,148
3.95% 9/1/23	1,993,000	2,084,764
		48,024,854
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,446,876
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	2,016,564
3.4% 10/1/20	5,590,000	5,644,749
3.625% 10/1/22	1,040,000	1,065,565
3.95% 7/1/22	2,280,000	2,363,953
Liberty Property LP 4.75% 10/1/20	1,045,000	1,068,908
Mack-Cali Realty LP 4.5% 4/18/22	185,000	181,120
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,145,807
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,076,938
		22,010,480

TOTAL REAL ESTATE		70,035,334

UTILITIES - 4.7%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,479,189
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,331,944
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	50,081
Edison International 2.95% 3/15/23	730,000	690,459
Eversource Energy:
2.5% 3/15/21	4,386,000	4,379,661
2.75% 3/15/22	3,489,000	3,509,546
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,481,681
3.497% 6/1/22 (b)	10,287,000	10,475,781
FirstEnergy Corp. 4.25% 3/15/23	600,000	628,903
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,590,970
3.7% 9/1/24	1,115,000	1,138,949
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,493,515
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,068,860
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.2588% 3/27/20 (b)(c)	1,564,000	1,562,796
Southern Co. 2.35% 7/1/21	5,250,000	5,218,500
TECO Finance, Inc. 5.15% 3/15/20	252,000	256,659
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,065,599
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,048,378
		57,471,471
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	546,147
Southern Power Co. 2.375% 6/1/20	1,087,000	1,085,278
		1,631,425
Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,412,851
2.8% 1/15/23	5,944,000	6,005,433
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,221,364
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,348,714
2% 5/15/21	1,538,000	1,525,581
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(c)	651,000	598,920
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (b)(c)	567,000	532,980
2% 8/15/21	1,458,000	1,433,164
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,928,704
3.85% 2/15/23	700,000	720,254
NiSource, Inc. 3.65% 6/15/23	6,657,000	6,865,928
NSTAR 4.5% 11/15/19	2,500,000	2,518,652
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,756,265
2.65% 11/15/22	3,830,000	3,821,832
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,045,577
Sempra Energy:
1.625% 10/7/19	4,189,000	4,172,908
2.4% 3/15/20	1,890,000	1,886,195
2.85% 11/15/20	1,392,000	1,396,353
2.9% 2/1/23	1,017,000	1,017,688
WEC Energy Group, Inc. 3.375% 6/15/21	5,540,000	5,622,369
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(c)	454,000	379,317
2.45% 6/15/20	5,901,000	5,887,969
		60,099,018

TOTAL UTILITIES		119,201,914

TOTAL NONCONVERTIBLE BONDS
(Cost $1,764,885,993)		1,777,140,984

U.S. Treasury Obligations - 5.2%
U.S. Treasury Notes:
2.125% 3/31/24	$14,000,000	$14,121,953
2.125% 7/31/24	32,248,000	32,526,383
2.25% 12/31/24	21,838,000	22,159,599
2.625% 2/15/29	14,000,000	14,595,547
2.75% 6/30/25	16,406,000	17,112,868
2.875% 11/30/25	28,171,000	29,643,375
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $126,946,529)		130,159,725

U.S. Government Agency - Mortgage Securities - 0.1%
Fannie Mae - 0.1%
3.5% 9/1/29 to 10/1/29	1,476,230	1,529,699
4.5% 3/1/35	20,618	22,049
6.5% 7/1/32 to 8/1/36	246,057	279,593
7% 8/1/28 to 6/1/33	172,366	197,239
7.5% 6/1/26 to 2/1/28	47,315	52,997
8.5% 5/1/21 to 9/1/25	2,373	2,595

TOTAL FANNIE MAE		2,084,172

Freddie Mac - 0.0%
8.5% 12/1/26 to 8/1/27	18,060	20,324
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	37,338	41,709
7.5% 2/15/28 to 10/15/28	2,833	3,226
8% 6/15/24	26	28
8.5% 10/15/21	9,259	9,615

TOTAL GINNIE MAE		54,578

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,151,462)		2,159,074

Asset-Backed Securities - 5.8%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$5,500,000	$5,525,247
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,179,621
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,330,000	2,361,910
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.5548% 2/25/35 (b)(c)	227,114	226,951
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (a)	5,000,000	5,016,098
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,494,248
CarMax Auto Owner Trust Series 2019-1 Class A3, 3.05% 3/15/24	3,892,000	3,963,797
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	2,424,054	2,412,314
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	2,472,578	2,490,521
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	3,033,000	3,078,759
Series 2019-1A Class A1, 2.95% 4/15/31 (a)	4,657,000	4,697,676
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	4,282,513	4,295,633
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	2,980,498	2,989,390
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	6,003,237	6,047,800
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (b)(c)	9,741	9,923
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,888,442
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,502,734
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,970,000	2,005,464
DLL Securitization Trust Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,643,000	3,688,987
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	218,970	218,613
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	1,180,888	1,177,960
Series 2019-1 Class A2, 2.98% 10/22/24 (a)	3,331,000	3,358,974
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,179,666
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,927,829
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	4,953,840
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,506,422
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,504,530
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (a)(b)(c)	33,747	33,211
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (a)(b)(c)	12,245	12,036
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (a)(b)(c)	20,209	19,327
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (a)(b)(c)	7,665	7,259
GMF Floorplan Owner Revolving Trust Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,083,507
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	5,060,951
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,429,844	1,475,773
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	1,446,237	1,443,147
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (b)(c)	97,864	97,473
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,440,786
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (b)(c)	126,217	126,917
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	827,694	827,859
Series 2018-2A Class A, 3.35% 10/15/24 (a)	2,103,312	2,108,640
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	5,497,000	5,486,525
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (b)(c)	2,132	2,031
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,598,363	2,688,961
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (a)(b)(c)(d)	304,000	226,220
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	1,049,831	1,052,597
Verizon Owner Trust Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,616,341
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	2,587,000	2,621,849
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,428,522	4,446,677
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,614,000	2,647,456
TOTAL ASSET-BACKED SECURITIES
(Cost $143,950,667)		145,228,892

Collateralized Mortgage Obligations - 2.7%
Private Sponsor - 1.0%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6732% 5/27/35 (a)(b)	179,924	180,299
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,379,563
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (a)(c)	2,295,465	2,290,624
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (a)(b)(c)	2,857,000	2,855,940
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (a)(b)(c)	1,693,000	1,695,849
Series 2019-2A Class 1A, 0.67% 12/22/69 (a)(e)	5,532,000	5,532,000
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (b)(c)	10,082	10,018
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (a)(b)(c)	7,000,000	6,992,307
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	1,412	1,387
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (a)(c)	4,433,000	4,441,578

TOTAL PRIVATE SPONSOR		25,379,565

U.S. Government Agency - 1.7%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	4,054,707	4,056,990
Series 2015-28 Class JE, 3% 5/25/45	2,893,123	2,936,360
Series 2018-3 Class LP, 3% 2/25/47	15,245,735	15,488,263
Freddie Mac:
sequential payer Series 4873 Class CA, 4% 7/15/47	9,916,729	10,387,045
Series 3949 Class MK, 4.5% 10/15/34	114,688	121,165
Series 4472 Class WL, 3% 5/15/45	1,301,393	1,328,572
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	5,820,902	5,995,657
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	2,666,952	2,659,782

TOTAL U.S. GOVERNMENT AGENCY		42,973,834

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $68,088,194)		68,353,399

Commercial Mortgage Securities - 9.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (b)(g)	1,744	6
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,769,685	4,803,613
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,846,791
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2296% 7/15/32 (a)(b)(c)	3,948,000	3,945,620
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,176,611
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8 Class A4, 3.024% 9/10/45	2,295,408	2,332,401
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,723,998	1,766,924
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,612,818
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,436,708
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,284,076	1,292,101
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,744,004	5,831,580
Series 2013-CR7:
Class A4, 3.213% 3/10/46	4,112,588	4,204,167
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,371,198
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	2,053,047
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,627,966
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,274,882
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,290,945	4,294,489
Series 2015-CR22 Class A2, 2.856% 3/10/48	935,656	934,964
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (a)(b)(c)	5,000,000	5,000,000
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,722,207
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,419,559
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,351,674
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,054,720
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	9,112,705
Class A3, 3.482% 1/10/45	2,955,837	3,014,948
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,142,000	4,285,840
Class A4, 3.377% 5/10/45	2,041,395	2,073,411
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,686,238	3,716,962
Series 2013-GC10:
Class A4, 2.681% 2/10/46	942,718	949,770
Class A5, 2.943% 2/10/46	5,531,000	5,617,899
Series 2014-GC18 Class AAB, 3.648% 1/10/47	656,424	672,459
Series 2014-GC20 Class AAB, 3.655% 4/10/47	805,014	826,906
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,340,000	3,425,581
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,227,988
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,799,000	7,134,732
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,540,000	3,573,743
Series 2013-GC13 Class A/S, 4.0824% 7/10/46 (a)(b)	9,739,000	10,309,092
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,504,866
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,987,965
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,880,967
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	807,151	832,180
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,272,000	2,394,074
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,057,563
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,763,351	1,812,145
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,173,133
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,627,946
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,710,957	2,740,831
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,939,188
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,886,345
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,274,379	4,322,168
Series 2013-C11 Class A4, 4.157% 8/15/46 (b)	1,443,000	1,535,336
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,732,756
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,191,337
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,376,825	5,502,710
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,816,314
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,079,914	2,066,797
Class B, 4.181% 11/15/34 (a)	876,350	875,176
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	7,057,204
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (a)(b)(c)	3,595,359	3,635,760
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,785,557
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,087,160
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.7896% 6/15/29 (a)(b)(c)	2,645,000	2,643,423
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,599,563	4,664,468
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,123,343
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,156,593
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,028,472	4,147,729
Series 2012-C9 Class A3, 2.87% 11/15/45	3,094,759	3,130,635
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,060,787
Series 2013-C12 Class ASB, 2.838% 3/15/48	426,637	428,947
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,413,526
Series 2013-C16 Class ASB, 3.963% 9/15/46	964,748	993,343
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,506,000	5,651,047
Series 2013-C11 Class ASB, 2.63% 3/15/45	989,336	993,664
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,500,271
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $244,638,703)		243,649,336

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	2,645,000	2,735,882
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,343,100
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,158,438
TOTAL MUNICIPAL SECURITIES
(Cost $10,121,489)		10,237,420

Bank Notes - 3.2%
Capital One NA:
1.85% 9/13/19	$3,000,000	$2,992,873
2.35% 1/31/20	1,000,000	997,938
Citibank NA:
2.844% 5/20/22 (b)	5,000,000	5,013,257
3.65% 1/23/24	5,000,000	5,174,500
Citizens Bank NA 2.25% 10/30/20	5,000,000	4,976,535
Compass Bank 2.875% 6/29/22	5,943,000	5,949,367
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,019,987
3.1% 6/4/20	3,590,000	3,601,094
3.35% 2/6/23	4,557,000	4,616,863
Fifth Third Bank 2.875% 10/1/21	2,000,000	2,016,406
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	5,003,016
KeyBank NA 3.3% 2/1/22	1,378,000	1,407,872
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,988,485
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,967,753
2.45% 11/5/20	5,000,000	5,001,710
Regions Bank 2.75% 4/1/21	5,000,000	4,999,321
SunTrust Bank:
2.8% 5/17/22	5,000,000	5,013,000
3.502% 8/2/22 (b)	3,790,000	3,859,186
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,083,369
Wells Fargo Bank NA 2.897% 5/27/22 (b)	5,000,000	5,022,762
TOTAL BANK NOTES
(Cost $80,184,637)		80,705,294

Commercial Paper - 0.6%
Catholic Health Initiatives:
3.05% 7/17/19	5,000,000	4,983,837
3.05% 7/17/19	5,000,000	4,983,837
Intesa Funding LLC 3% 8/26/19	5,000,000	4,965,092
TOTAL COMMERCIAL PAPER
(Cost $14,925,195)		14,932,766
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (h)
(Cost $20,568,300)	199,009	19,753,667

Money Market Funds - 0.3%
Fidelity Cash Central Fund 2.41% (i)
(Cost $6,429,516)	6,428,230	6,429,516
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,482,890,685)		2,498,750,073
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,988,602
NET ASSETS - 100%		$2,509,738,675

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $514,396,232 or 20.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$297,635
Fidelity Specialized High Income Central Fund	884,186
Total	$1,181,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,968,059	$884,186	$--	$--	$(98,578)	$19,753,667	2.4%
Total	$18,968,059	$884,186	$--	$--	$(98,578)	$19,753,667

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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